LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Leases
SCHEDULE OF LEASE ACTIVITY

Lease activity for the years ended December 31, 2025 and December 31, 2024 were as follows (in thousands):

	Operating Lease	Finance Leases
As of December 31, 2023	$3,787	$830
Amortization	(243)	(152)
Additional lease	1,439	104
As of December 31, 2024	$4,983	$782
Amortization	(413)	(161)
New lease	-	-
As of December 31, 2025	$4,570	$621

SCHEDULE OF MATURITIES OF LEASE LIABILITIES

Maturities of lease liabilities are as follows (in thousands):

Year ending December 31,	Operating Lease Liability	Finance Lease Liability	Total Lease Liabilities
2026	1,172	223	1,395
2027	1,213	212	1,425
2028	1,255	125	1,380
2029	1,299	107	1,406
2030	1,344	66	1,410
Thereafter	463	-	463
Total undiscounted cash flows	6,746	733	7,479
Less present value discount	(2,176)	(112)	(2,288)
Total lease liabilities	4,570	621	5,191

SCHEDULE OF ADDITIONAL INFORMATION RELATED TO LEASES

Additional information related to leases is presented as follows:

December 31, 2025	Operating Lease	Finance Leases
Weighted average of remaining lease term	5.3 years	5.84 years
Weighted average discount rate	15.0%	8.83%

December 31, 2024	Operating Lease	Finance Leases
Weighted average of remaining lease term	6.3 years	7.7 years
Weighted average discount rate	15.0%	11.1%